BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Short-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2013	2012
Secured short-term loans (1)	$51,160,152	$48,714,342
Unsecured short-term loans (2)	7,693,901	2,063,100
Add: amounts due within one year under long-term loan contracts	94,279	35,604
Total short-term bank loans	$58,948,332	$50,813,046

Schedule of Detailed Short-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2013	2012
Secured by IST, Zhongtian, iASPEC, Mr. Lin and guaranteed by plants	$32,740,000	$17,456,207
Collateralized by land and office buildings	3,274,000	3,332,700
Secured by Huipu’s trade receivables and guaranteed by IST	2,716,126	4,730,963
Guaranteed by Huipu	2,455,500	2,380,500
Collateralized by office buildings and guaranteed by iASPEC and Mr.Lin.	2,455,500	-
Collateralized by land and office buildings and guaranteed by iASPEC and Huipu.	2,455,500	-
Guaranteed by iASPEC and IST	1,735,220	-
Secured by Zhongtian’s trade receivables	1,003,953	365,010
Secured by Huipu’s trade receivables and guaranteed by the Company and Huipu	940,667	2,642,114
Secured by Zhongtian’s intangible assets	523,840	-
Secured by Bocom’s trade receivables and guaranteed by the Company	478,540	581,568
Guaranteed by Mr. Lin	381,306	-
Guaranteed by iASPEC	-	6,348,000
Secured by iASPEC’s trade receivables	-	5,014,920
Guaranteed by IST	-	4,126,200
Guaranteed by the Company, CITH and Bocom	-	942,660
Secured by Geo's trade receivables and bank deposits	-	793,500
Total	$51,160,152	$48,714,342

Schedule of Long-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2013	2012
Secured long-term loans	$406,826	$109,779
Less: amounts due within one year under long-term loan contracts	(94,279)	(35,604)
Total long-term bank loans	$312,547	$74,175